Embedded derivatives (Details Textual) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Embedded derivatives [Abstract]
Trade account receivable due from related parties	$ 19.3	$ 65.6
Trade accounts receivable net	$ 0.8	$ 3.1